Fair value of Above / Below Market Acquired Time Charters (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Twelve month periods ending
June 30, 2020	$ 1,714
June 30, 2021	924
June 30, 2022	831
Total	$ 3,469	$ 3,553